Subsequent Events (Unaudited) (FY) (Details) $ in Millions	Apr. 21, 2021 USD ($)
FCX Solar, LLC [Member] | Subsequent Event [Member]
Subsequent Events (Unaudited) [Abstract]
Loss contingency, damages sought, value	$ 133